Discontinued operation and Assets held for sale, Disposal of SUSE Business - Financial Performance (Details) - USD ($) $ in Millions		12 Months Ended
	Mar. 15, 2019	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2019
Discontinued operation - Financial performance [Abstract]
Revenue		$ 2,899.9	$ 3,001.0	$ 3,348.4
Operating loss		(265.6)	(2,661.4)	221.7
(Loss)/profit on disposal of the SUSE business		0.0	0.0	3.7
Loss before tax		(517.8)	(2,940.4)	(34.1)
Profit for the year from discontinued operation		10.7	5.1	1,487.2
SUSE [Member]
Discontinued operation - Financial performance [Abstract]
Revenue		0.0	0.0	127.0
Operating costs		0.0	0.0	(89.3)
Operating loss		0.0	0.0	37.7
Share of results of associate		0.0	0.0	(0.3)
(Loss)/profit on disposal of the SUSE business		10.7	(3.0)	1,767.9
Loss before tax		10.7	(3.0)	1,805.3
Taxation		0.0	8.1	(318.1)
Profit for the year from discontinued operation	$ (1,767.9)	10.7	5.1	1,487.2
Discontinued operation - Cash flow [Abstract]
Net cash inflows from operating activities		0.0	0.0	18.6
Net cash outflows from investing activities		0.0	1.3	0.0
Net cash flows from financing activities		$ 0.0	$ 0.0	$ 0.0